Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Income Taxes

Note 6: Income Taxes

During the quarter ended March 31, 2012, the Company recorded an income tax provision of $117,212, which was comprised of a current provision of $64,776 and a deferred provision of $52,436.

Note 6: Income Taxes

The Company has deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Income taxes for years ended December 31, is summarized as follows:

	2011	2010

Current provision	$ 720,323	$ 344,178
Deferred provision (benefit)	(49,826)	4,571
Net income tax provision	$ 670,497	$ 348,749

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	2011		2010
	Amount	Percent	Amount	Percent

Federal statutory rates	$ 535,884	34%	$ 252,841	34%
State income taxes	98,823	6%	70,647	10%
Other	29,598	2%	23,027	3%
Permanent differences	6,192	0%	2,234	0%
Effective rate	$ 670,497	42%	$ 348,749	47%

The following is a summary of the components of the Company’s deferred tax assets:

	2011	2010
Deferred tax assets (liabilities) - current:
Accounts receivable	$ (9,655)	$ -
Prepaid Expenses	(7,667)	-
Stock-based compensation	26,275	6,306
Provisions and accruals	62,254	19,868
Deferred revenue	135,076	119,666
Total current deferred tax assets (liabilities)	206,283	145,840
Deferred tax assets (liabilities) - long-term:
Plant and equipment	2,216	711
Total net deferred tax assets	$ 208,499	$ 146,551

As of December 31, 2011, the Company did not have tax operating loss carry forwards.  No valuation allowances have been established for deferred tax assets based on a “more likely than not” threshold. The ability to realize deferred tax assets depends on our ability to generate sufficient taxable income within the carry forward periods provided in the tax law, which management estimate they will.

We have considered the following possible sources of taxable income when assessing the realization of our deferred tax assets:

•	Future reversal of existing taxable temporary differences;
•	Taxable income or loss, based on recent results, exclusive of reversing temporary differences and carry forwards; and
•	Tax-planning strategies.